Contractual Maturities of Borrowings (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 66,338	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	38,500
Long-term Debt, Maturities, Repayments of Principal in Year Three	39,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	39,500	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	9,500
Long-term Debt, Maturities, Repayments of Principal after Year Five	33,169	[3]
Long-term Debt	$ 226,007
Long-term Debt, Weighted Average Interest Rate	1.62%
FHLB Advances, maturity in year one, callable in 2017	$ 21,500
FHLB Advances, maturity in year four, callable during 2017	3,000
FHLB Advances, maturity after five years, callable during 2020	6,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	66,338	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	38,500
Long-term Debt, Maturities, Repayments of Principal in Year Three	39,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	39,500	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	9,500
Long-term Debt, Maturities, Repayments of Principal after Year Five	24,921	[3]
Long-term Debt	$ 217,759
Long-term Debt, Weighted Average Interest Rate	1.58%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	2.66%

[1]	(1) Includes FHLB advances of $21.5 million that are callable during 2017.
[2]	(2) Includes an FHLB advance of $3.0 million that is callable during 2017.
[3]	(3) Includes FHLB advances of $6.0 million that are callable during 2020.